DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt

		As of December 31, 2023	As of December 31, 2022
(In thousands)	Maturity Date	(Successor)
2022 Term Loan	July 2026	$161,875	$170,652
Note Payable	May 2024	968	—
2022 Revolving Credit Facility	July 2026	—	14,117
Unamortized debt issuance costs		(3,050)	(5,445)
Net carrying amount		$159,793	$179,324
Less: Current portion of long-term debt		(8,529)	(20,095)
Total long-term portion		$151,264	$159,229

Schedule of Maturities of Long-Term Debt
Scheduled maturities under the Company’s 2022 Credit Agreement as of December 31, 2023 (Successor Period) are as follows:
(In thousands)

Year Ending December 31,
2024	$9,718
2025	15,313
2026	137,812
2027	—
2028	—
Total unpaid principal	$162,843